Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash, cash equivalents and restricted cash
Schedule of cash, cash equivalents and restricted cash

	At December 31,
	2025	2024
	$’m	$’m
Cash at bank and in hand	208	214
Short-term bank deposits	308	388
Restricted cash	6	8
	522	610